Note 10 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021 [1]
2023	$ 104
Total future minimum lease payments	104
Less imputed interest	(4)
Total	100
Operating lease liabilities	100
Operating lease liabilities, current portion	(100)	$ (182)
Operating lease liabilities, net of current portion	$ 0	$ 101

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.